NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4%
	Communications - 2.9%
23,924	Comcast Corporation, Class A	$751,692
2,023	Fox Corporation, Class A	127,570
4,490	Interpublic Group of Companies, Inc. (The)	125,316
36,436	KDDI Corporation	581,657
1,508	Omnicom Group, Inc.	122,947
17,391	Orange S.A.	282,083
5,345	Rogers Communications Inc, Class B	184,037
361,952	SoftBank Corporation	532,894
3,151	T-Mobile US, Inc.	754,287
		3,462,483
	Consumer Discretionary - 8.2%
4,137	Bunzl plc	130,528
6,802	Cie Generale des Etablissements Michelin	243,875
2,947	eBay, Inc.	268,030
24,507	Ford Motor Company	293,104
479	Games Workshop Group plc	93,603
6,033	General Motors Company	367,832
916	Genuine Parts Company	126,958
6,532	Home Depot, Inc. (The)	2,646,700
1,595	Lennar Corporation, Class A	201,034
2,857	LKQ Corporation	87,253
2,457	LVMH Moet Hennessy Louis Vuitton S.E.	1,501,372
3,672	Magna International, Inc.	174,014
1,456	Marriott International, Inc., Class A	379,201
11,521	Mercedes-Benz Group AG	726,128
2,245	Ross Stores, Inc.	342,116
1,547	Royal Caribbean Cruises Ltd.	500,578
8,329	Sekisui House Ltd.	189,656
24,116	Suzuki Motor Corporation	352,364
7,106	TJX Companies, Inc. (The)	1,027,101
		9,651,447

NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Consumer Staples - 9.6%
19,100	Asahi Group Holdings	$229,343
20,705	British American Tobacco plc	1,099,087
1,574	Church & Dwight Company, Inc.	137,930
24,764	Coca-Cola Company (The)	1,642,347
2,194	Coca-Cola Europacific Partners plc	198,360
5,202	Colgate-Palmolive Company	415,848
1,010	Constellation Brands, Inc., Class A	136,017
1,427	Estee Lauder Companies, Inc. (The), Class A	125,747
6,169	Groupe DANONE	537,090
11,936	Kenvue, Inc.	193,721
15,665	Koninklijke Ahold Delhaize N.V.	633,841
15,418	Nestle S.A.	1,416,022
8,558	PepsiCo, Inc.	1,201,886
1,249	Royal Unibrew A/S	95,272
71,699	Tesco PLC	429,587
27,244	Walmart, Inc.	2,807,767
		11,299,865
	Energy - 4.9%
9,528	Chevron Corporation	1,479,603
24,699	Exxon Mobil Corporation	2,784,812
2,265	s.a. D’Ieteren n.v.	423,324
8,191	SLB Ltd.	281,525
15,052	TC Energy Corporation	818,560
		5,787,824
	Financials - 30.9%
1,634	Allstate Corporation (The)	350,738
16,543	AXA SA	789,279
33,921	Banco Bilbao Vizcaya Argentaria S.A.	650,703
89,076	Banco Santander S.A.	927,988
14,887	Bank of Ireland Group PLC	244,942
4,298	Bank of New York Mellon Corporation (The)	468,310
17,390	Bank of Nova Scotia (The)	1,124,673
8,763	Beazley plc	106,893
9,472	BNP Paribas	859,908

NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Financials - 30.9% (Continued)
3,991	Capital One Financial Corporation	$848,407
2,323	Chubb Ltd.	655,667
11,386	Citigroup, Inc.	1,155,679
19,104	Danske Bank A/S	813,942
2,972	Deutsche Boerse A.G.	795,860
13,244	DNB Bank ASA	360,274
315	Everest Group Ltd.	110,322
1,824	Goldman Sachs Group, Inc. (The)	1,452,542
952	Hannover Rueck SE	286,785
188,959	HSBC Holdings PLC	2,666,801
52,391	ING Groep N.V.	1,373,393
120,119	Intesa Sanpaolo SpA	791,674
24,576	JAPAN POST HOLDINGS CO LT	244,321
16,645	JPMorgan Chase & Company	5,250,333
1,812	Julius Baer Group Ltd.	126,184
62,757	Legal & General Group plc	200,876
153,932	Mitsubishi UFJ Financial Group, Inc.	2,492,211
32,252	Mizuho Financial Group, Inc.	1,087,965
7,525	Morgan Stanley	1,196,174
5,519	National Bank of Canada	586,348
33,593	Nordea Bank Abp	550,567
1,180	Northern Trust Corporation	158,828
1,104	Raymond James Financial, Inc.	190,550
76,792	Sony Financial Group, Inc.	85,171
20,842	Standard Chartered PLC	402,376
50,240	Sumitomo Mitsui Financial Group, Inc.	1,418,867
9,100	Sumitomo Mitsui Trust Holdings, Inc.	264,570
42,403	Svenska Handelsbanken A.B., A Shares	551,281
25,076	SWEDBANK AB - Class A	754,305
165	Swiss Life Holding AG	178,149
1,565	Sydbank A/S	125,652
946	Talanx AG	125,719
25,196	Tokio Marine Holdings, Inc.	1,066,511
1,387	Travelers Companies, Inc. (The)	387,278

NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Financials - 30.9% (Continued)
19,509	UBS Group AG	$796,791
11,928	UniCredit SpA	907,612
1,814	W R Berkley Corporation	138,989
		36,122,408
	Health Care - 8.4%
3,357	Amgen, Inc.	947,345
1,638	Cigna Group (The)	472,154
7,326	CVS Health Corporation	552,306
7,820	Gilead Sciences, Inc.	868,020
45,520	GSK plc	963,906
704	Humana, Inc.	183,160
7,992	Medtronic PLC	761,158
15,768	Merck & Company, Inc.	1,323,409
11,650	Novartis A.G.	1,498,052
10,938	Sanofi S.A.	1,035,704
2,172	Stryker Corporation	802,923
2,957	Zoetis, Inc.	432,668
		9,840,805
	Industrials - 9.6%
9,272	ABB Ltd.	671,002
4,435	Ashtead Group PLC	296,144
13,066	Canadian Pacific Kansas City	973,295
2,135	Cintas Corporation	438,231
4,415	Delta Air Lines, Inc.	250,551
934	Expeditors International of Washington, Inc.	114,499
1,547	General Dynamics Corporation	527,527
56,092	Hexagon AB	666,694
3,100	Hoshizaki Corp	116,481
1,314	Lockheed Martin Corporation, Class B	655,962
25,660	Mitsubishi Electric Corporation	659,956
3,374	PACCAR, Inc.	331,732
1,883	Rollins, Inc.	110,607
12,123	Siemens A.G.	3,262,022
353	Snap-on, Inc.	122,325

NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Industrials - 9.6% (Continued)
3,890	Southwest Airlines Company	$124,130
1,347	Spirax-Sarco Engineering plc	124,037
8,900	Tokyo Metro Company Ltd.	101,991
1,386	Trane Technologies PLC	584,837
351	TransDigm Group, Inc. (a)	462,625
4,658	United Parcel Service, Inc., Class B	389,083
1,559	Xylem, Inc.	229,953
		11,213,684
	Materials - 2.7%
7,125	Agnico Eagle Mines Ltd.	1,200,259
1,622	Ecolab, Inc.	444,201
5,803	Lafarge Holcim - Reclaim	490,928
1,778	LyondellBasell Industries N.V., Class A	87,193
6,156	Newmont Corporation	519,012
74,200	Nippon Steel Corporation	305,851
3,174	Smurfit WestRock plc	135,117
		3,182,561
	Real Estate - 1.4%
4,335	Aena S.M.E. SA	118,426
881	AvalonBay Communities, Inc.	170,183
402	Essex Property Trust, Inc.	107,599
3,490	Invitation Homes, Inc.	102,362
136	Japan Real Estate Investment Corp.	114,542
5,533	Realty Income Corporation	336,351
14,112	Segro Plc	124,694
1,959	Simon Property Group, Inc.	367,645
6,514	VICI Properties, Inc.	212,422
		1,654,224
	Technology - 16.7%
4,060	Accenture PLC, Class A	1,001,196
26,119	Broadcom, Inc.	8,616,919
852	CDW Corporation	135,707
24,146	Cisco Systems, Inc.	1,652,069
4,747	Corning, Inc.	389,396

NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Technology - 16.7% (Continued)
1,844	Dell Technologies, Inc., Class C	$261,424
249	FactSet Research Systems, Inc.	71,336
1,009	Garmin Ltd.	248,436
8,283	Hewlett Packard Enterprise Company	203,430
5,555	International Business Machines Corporation	1,567,399
7,750	Lam Research Corporation	1,037,725
1,048	Motorola Solutions, Inc.	479,240
1,247	NetApp, Inc.	147,720
4,364	Open Text Corporation	163,150
29,100	Panasonic Holdings Corporation	315,895
2,038	Paychex, Inc.	258,337
1,273	Seagate Technology Holdings PLC	300,504
76,792	Sony Corporation	2,207,801
10,032	Sumitomo Electric Industries Ltd.	286,171
1,876	Thomson Reuters Corporation	291,353
		19,635,208
	Utilities - 2.1%
1,205	American Water Works Company, Inc.	167,724
4,840	Duke Energy Corporation	598,950
6,294	Exelon Corporation	283,293
3,197	FirstEnergy Corporation	146,487
2,907	NiSource, Inc.	125,873
1,156	NRG Energy, Inc.	187,214
2,973	Public Service Enterprise Group, Inc.	248,127
3,278	Severn Trent plc	114,293
6,806	Southern Company (The)	645,004
		2,516,965

	TOTAL COMMON STOCKS (Cost $99,750,110)	114,367,474

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
7,366	iShares MSCI EAFE ETF	687,763

NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 2.0% (Continued)
	Equity - 2.0% (Continued)
1,246	SPDR S&P 500 ETF	$830,060
1,356	Vanguard S&P 500 ETF	830,388
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,299,831)	2,348,211

	TOTAL INVESTMENTS - 99.4% (Cost $102,049,941)	$116,715,685
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	662,569
	NET ASSETS - 100.0%	$117,378,254

A/S	- Anonim Sirketi

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

S.A.	- Société Anonyme

S.E.	- Société Européene

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.